Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional Shares and Service Shares of the

Goldman Sachs U.S. Equity Insights Fund

(the “Fund”)

Supplement dated April 30, 2018 to the

Prospectus and Summary Prospectus, each dated April 30, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Variable Insurance Trust has approved a change to the Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in the Fund’s 80% Policy will be effective at the close of business on June 29, 2018 (the “Effective Date”). On the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in U.S. issuers.

The above referenced Prospectus and Summary Prospectus reflect the forthcoming change in the Fund’s 80% Policy, while the Fund’s current 80% Policy reflected below will remain in place until the Effective Date. Accordingly, effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the first paragraph under the “Goldman Sachs U.S. Equity Insights Fund—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.

Goldman Sachs U.S. Equity Insights Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsvit_SupplementTextBlock

GOLDMAN SACHS VARIABLE INSURANCE TRUST

Institutional Shares and Service Shares of the

Goldman Sachs U.S. Equity Insights Fund

(the “Fund”)

Supplement dated April 30, 2018 to the

Prospectus and Summary Prospectus, each dated April 30, 2018

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Variable Insurance Trust has approved a change to the Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in the Fund’s 80% Policy will be effective at the close of business on June 29, 2018 (the “Effective Date”). On the Effective Date, the Fund will invest, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in a diversified portfolio of equity investments in U.S. issuers.

The above referenced Prospectus and Summary Prospectus reflect the forthcoming change in the Fund’s 80% Policy, while the Fund’s current 80% Policy reflected below will remain in place until the Effective Date. Accordingly, effective immediately, the Fund’s Prospectus and Summary Prospectus are revised as follows:

The following replaces in its entirety the first paragraph under the “Goldman Sachs U.S. Equity Insights Fund—Summary—Principal Strategy” section in the Fund’s Prospectus and the “Principal Strategy” section in the Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States.